Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 70.3%
Long-Term Municipal Bonds - 70.3%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	$1,000	$1,098,310
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)(b)	305	329,116

		1,427,426

American Samoa - 0.0%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (b)	180	195,320

Arizona - 0.7%
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/22 (Pre-refunded/ETM)	2,575	2,669,090
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	420	424,574

		3,093,664

California - 0.1%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	575	582,073

Colorado - 1.5%
City & County of Denver CO
(United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,087,290
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,332,070
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/22 (a)(b)	600	646,740
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,132,021

		6,198,121

Connecticut - 0.6%
State of Connecticut
Series 2018D
5.00%, 4/15/27	2,280	2,783,470

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.5%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	$2,100	$2,199,225

Florida - 1.7%
Citizens Property Insurance Corp.
Series 2012A-1
5.00%, 6/01/21	2,840	3,032,382
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	3,710	3,710,482
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	450	437,062

		7,179,926

Illinois - 2.9%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	1,465	1,592,704
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/25	1,000	1,128,080
State of Illinois
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,467,795
Series 2017D
5.00%, 11/01/24	2,000	2,258,560
State of Illinois
(State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	1,685	1,734,067

		12,181,206

Michigan - 1.9%
City of Detroit MI
5.00%, 4/01/24-4/01/25	2,115	2,311,324
Michigan Finance Authority
(Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,894,686

		8,206,010

Nebraska - 0.9%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	3,290	3,694,999

New Jersey - 4.4%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2015X
5.00%, 6/15/21	4,555	4,837,957
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,579,664

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2018A
5.00%, 6/15/24	$3,410	$3,922,557
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2018A
5.00%, 12/15/29	3,490	4,163,849
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,122,133

		18,626,160

New York - 49.9%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/22-12/15/23	3,555	3,673,630
Build NYC Resource Corp.
(Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	1,000	1,084,880
Central Islip Union Free School District
Series 2013
5.00%, 7/15/19	750	751,035
City of New York NY
Series 2010B
5.00%, 8/01/19	1,275	1,278,876
Series 2014A
5.00%, 8/01/28	1,285	1,505,686
Series 2014J
5.00%, 8/01/27	1,085	1,271,913
Series 2018E
5.00%, 3/01/31	1,055	1,319,035
Series 2019E
5.00%, 8/01/21	3,900	4,194,645
City of Yonkers NY
AGM Series 2015A
5.00%, 3/15/21	2,000	2,124,540
County of Nassau NY
Series 2011A
5.00%, 4/01/20	2,050	2,106,805
Series 2014A
5.00%, 4/01/25	4,775	5,544,539
Series 2017C
5.00%, 10/01/25	1,875	2,264,362
County of Westchester NY
Series 2016A
5.00%, 1/01/23	2,435	2,756,128
Hempstead Town Local Development Corp.
(Hofstra University)
Series 2013
5.00%, 7/01/21	700	748,461
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/32	2,320	2,848,867

	Principal Amount (000)	U.S. $ Value
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (a)(c)	$145	$144,761
Metropolitan Transportation Authority
Series 2011
5.00%, 11/15/25 (Pre-refunded/ETM) (a)	2,075	2,262,704
Series 2011C
5.00%, 11/15/25	4,430	4,783,071
Series 2012
5.00%, 11/15/22	2,650	2,963,919
Series 2012F
5.00%, 11/15/25	1,000	1,112,140
Series 2017C
5.00%, 11/15/26-11/15/28	12,180	15,262,276
Series 2018B
5.00%, 5/15/20	3,085	3,180,635
Series 2018C
5.00%, 9/01/20	2,630	2,737,646
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	11,057,926
Series 2016A
5.00%, 11/15/25	1,375	1,683,179
Series 2019A
5.00%, 3/01/22	2,005	2,197,299
Nassau County Local Economic Assistance Corp.
(Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/20	1,000	1,033,100
New York City Municipal Water Finance Authority
Series 2010FSeries 2010F
5.00%, 6/15/25 (a)	300	310,998
Series 2010F
5.00%, 6/15/25	200	207,060
Series 2015G
5.00%, 6/15/27	2,885	3,472,328
New York City Transitional Finance Authority Building Aid Revenue
(New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2017S
5.00%, 7/15/32	1,955	2,390,672
Series 2018S
5.00%, 7/15/31-7/15/32	2,950	3,691,461
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2010I-2
5.00%, 11/01/19	2,000	2,024,680
Series 2011B
5.00%, 2/01/21	4,110	4,351,093
Series 2013I
5.00%, 5/01/22	2,270	2,508,305
Series 2014B
5.00%, 11/01/26	4,000	4,662,200

	Principal Amount (000)	U.S. $ Value
Series 2015C
5.00%, 11/01/28	$2,145	$2,554,652
Series 2017
5.00%, 11/01/26	1,925	2,394,950
Series 2017E-1
5.00%, 2/01/30	1,155	1,422,602
New York City Trust for Cultural Resources
(Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	5,575	6,917,571
New York City Water & Sewer System
5.00%, 6/15/26 (a)	7,245	7,787,868
5.00%, 6/15/26	825	883,905
New York State Dormitory Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	1,965	2,186,023
New York State Dormitory Authority
(New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/24	3,440	3,447,534
New York State Dormitory Authority
(New York State Sales Tax)
Series 2018E
5.00%, 3/15/29	4,160	5,390,569
New York State Dormitory Authority
(Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/24 (b)	700	804,314
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,387,529
Series 2014A
5.00%, 2/15/28	2,035	2,356,225
Series 2014C
5.00%, 3/15/29	3,000	3,475,560
Series 2018A
5.00%, 3/15/22	2,675	2,938,969
New York State Dormitory Authority
(State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/21	1,000	1,073,120
New York State Environmental Facilities Corp.
(New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,745	1,808,815
New York State Thruway Authority
(New York State Thruway Authority Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,693,732
Series 2012A
5.00%, 4/01/20	1,975	2,030,478
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,476,296
New York State Thruway Authority
(State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	4,700,115

	Principal Amount (000)	U.S. $ Value
New York State Urban Development Corp.
(State of New York Pers Income Tax)
Series 2016A
5.00%, 3/15/22-3/15/24	$6,600	$7,427,358
New York Transportation Development Corp.
(American Airlines, Inc.)
Series 2016
5.00%, 8/01/19-8/01/31	6,030	6,310,095
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/30	3,065	3,687,716
New York Transportation Development Corp.
(Terminal One Group Association LP)
Series 2015
5.00%, 1/01/22	1,755	1,888,345
Niagara Area Development Corp.
(Covanta Holding Corp.)
Series 2018B
3.50%, 11/01/24 (b)	600	618,990
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/23	2,515	2,887,421
Series 2013-180
5.00%, 6/01/21	2,500	2,680,175
Series 2014
5.00%, 9/01/23-9/01/28	5,615	6,489,224
Series 2015E
5.00%, 10/15/23	1,000	1,144,070
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25	3,750	4,452,525
Triborough Bridge & Tunnel Authority
Series 2018B
5.00%, 11/15/27	4,295	5,511,215
Troy Capital Resource Corp.
(Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,567,723
Utility Debt Securitization Authority
Series 2015
5.00%, 12/15/24	1,500	1,688,895

		212,595,434

Ohio - 0.4%
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	210	213,150
Ohio Air Quality Development Authority
(Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)(b)	1,000	1,066,980
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (a)	300	304,500

		1,584,630

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 1.3%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
(Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/24	$1,000	$1,123,040
Philadelphia Parking Authority (The)
Series 2009
5.25%, 9/01/23	200	208,378
Sports & Exhibition Authority of Pittsburgh and Allegheny County
(Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax)
AGM Series 2010
5.00%, 2/01/24	4,000	4,145,040

		5,476,458

Puerto Rico - 0.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/27-7/01/31	360	416,766
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	205	225,094
AGC Series 2007N
5.25%, 7/01/34-7/01/36	380	426,440
NATL Series 2007N
5.25%, 7/01/32	100	108,346
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	830	849,712
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	111,127
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24 (a)	339	288,133

		2,425,618

South Carolina - 0.8%
Patriots Energy Group Financing Agency
(Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	3,000	3,285,270

Tennessee - 1.0%
Tennessee Energy Acquisition Corp.
(Goldman Sachs Group, Inc. (The))
Series 2018
4.00%, 11/01/49	$3,880	$4,275,450

	Principal Amount (000)		U.S. $ Value
Washington - 0.7%
Kalispel Tribe of Indians
Series 2018B
5.00%, 1/01/32 (a)(b)(d)		700	776,601
Port of Seattle WA
Series 2010C
5.00%, 2/01/21		2,300	2,429,329

			3,205,930

West Virginia - 0.1%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26		220	219,248

Total Municipal Obligations (cost $285,728,242)			299,435,638

	Shares
INVESTMENT COMPANIES - 20.4%
Funds and Investment Trusts - 20.4% (e)
iShares Core MSCI EAFE ETF		207,783	12,757,876
iShares Core MSCI Emerging Markets ETF		239,172	12,303,008
SPDR S&P 500 ETF Trust		203,068	59,498,924
Vanguard Mid-Cap ETF		15,255	2,550,026

Total Investment Companies (cost $71,411,777)			87,109,834

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.4%
United States - 0.4%
U.S. Treasury Notes 2.625%, 2/15/29 (cost $1,506,066)		$1,481	1,561,992

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
S&P 500 Index
Expiration: Sep 2019; Contracts: 24,000; Exercise Price: USD 3,100.00; Counterparty: JPMorgan Chase Bank, NA (f) (premiums paid $438,240)	USD	74,400,000	321,714

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 8.1%
U.S. Treasury Bills - 4.9%
U.S. Treasury Bill
Zero Coupon, 7/05/19 (g)	$8,000	$7,998,276
Zero Coupon, 8/15/19 (h)	5,000	4,987,062
Zero Coupon, 9/19/19	8,000	7,963,200

Total U.S. Treasury Bills (cost $20,944,817)		20,948,538

	Shares
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (e)(i)(j) (cost $13,776,912)	13,776,912	13,776,912

Total Short-Term Investments (cost $34,721,729)		34,725,450

Total Investments - 99.3% (cost $393,806,054) (k)		423,154,628
Other assets less liabilities - 0.7%		2,956,661

Net Assets - 100.0%		$426,111,289

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	453	September 2019	$17,853,587	$428,088
FTSE 100 Index Futures	44	September 2019	4,117,633	33,334
Hang Seng Index Futures	3	July 2019	547,352	1,999
MSCI Emerging Markets Futures	31	September 2019	1,632,770	56,431
Russell 2000 E-Mini Futures	77	September 2019	6,033,335	106,818
S&P Mid 400 E-Mini Futures	7	September 2019	1,365,000	23,565
SPI 200 Futures	6	September 2019	690,712	5,886
Sold Contracts
S&P 500 E-Mini Futures	92	September 2019	13,543,320	7,755
S&P TSX 60 Index Futures	6	September 2019	895,911	(8,246)
TOPIX Index Futures	8	September 2019	1,150,860	(2,315)

				$653,315

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	1,343	USD	997	8/15/19	$(29,015)
Bank of America, NA	GBP	2,553	USD	3,293	8/15/19	44,334
Bank of America, NA	USD	3,126	GBP	2,460	8/15/19	4,062

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	8,636	AUD	12,384	8/15/19	$70,089
BNP Paribas SA	USD	1,591	CHF	1,592	8/15/19	45,829
Citibank, NA	AUD	1,406	USD	1,002	8/15/19	13,984
Citibank, NA	EUR	4,067	USD	4,572	8/15/19	(69,035)
Citibank, NA	JPY	670,439	USD	6,138	8/15/19	(101,113)
Citibank, NA	USD	2,148	GBP	1,689	8/15/19	700
Credit Suisse International	AUD	1,652	USD	1,180	8/15/19	18,558
Credit Suisse International	NOK	19,150	USD	2,205	8/15/19	(42,568)
Credit Suisse International	USD	1,532	AUD	2,143	8/15/19	(24,956)
Credit Suisse International	USD	2,015	CAD	2,694	8/15/19	44,872
Deutsche Bank AG	USD	420	CHF	421	8/15/19	13,616
Goldman Sachs Bank USA	EUR	2,489	USD	2,795	8/15/19	(45,087)
JPMorgan Chase Bank, NA	AUD	3,008	USD	2,107	8/15/19	(7,791)
JPMorgan Chase Bank, NA	GBP	3,394	USD	4,312	8/15/19	(6,515)
JPMorgan Chase Bank, NA	JPY	303,347	USD	2,764	8/15/19	(59,253)
JPMorgan Chase Bank, NA	USD	2,801	CHF	2,802	8/15/19	81,606
JPMorgan Chase Bank, NA	USD	3,510	EUR	3,073	8/15/19	(3,464)
JPMorgan Chase Bank, NA	USD	2,208	GBP	1,684	8/15/19	(65,307)
JPMorgan Chase Bank, NA	USD	1,027	SEK	9,484	8/15/19	(2,181)
Morgan Stanley & Co., Inc.	USD	760	JPY	83,684	8/15/19	18,365
Natwest Markets PLC	JPY	118,626	USD	1,098	8/15/19	(5,506)
Natwest Markets PLC	USD	6,650	EUR	5,868	8/15/19	46,934
Natwest Markets PLC	USD	3,279	NOK	28,511	8/15/19	67,385
Natwest Markets PLC	USD	2,085	NZD	3,169	8/15/19	45,372
Natwest Markets PLC	USD	1,605	SEK	15,316	8/15/19	49,308
Standard Chartered Bank	USD	5,686	CAD	7,596	8/15/19	120,060
State Street Bank & Trust Co.	CHF	2,802	USD	2,796	8/15/19	(86,461)
State Street Bank & Trust Co.	GBP	368	USD	482	8/15/19	13,017
State Street Bank & Trust Co.	USD	476	EUR	418	8/15/19	1,260
State Street Bank & Trust Co.	USD	2,140	NZD	3,234	8/15/19	34,287
UBS AG	USD	892	AUD	1,293	8/15/19	17,313
UBS AG	USD	6,982	JPY	766,337	8/15/19	148,920

						$351,619

CENTRALLY CLEARED INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	USD	9,700	6/17/24	1.760%	CPI	#	Maturity	$9,242

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
USD 24,320	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$39,922

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at June 30, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	30	$(3,000)	$(3,028)	$28
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	99	(9,898)	(12,891)	2,993
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	310	(30,994)	(30,803)	(191)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	17	(1,700)	(1,732)	32
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	205	(20,480)	(20,907)	427
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	201	(20,097)	(25,214)	5,117
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	7	(700)	(884)	184
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	268	(26,796)	(25,848)	(948)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	38	(3,799)	(4,927)	1,128

						$(117,464)	$(126,234)	$8,770

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,514	9/20/20	2.263%	CPI	#	Maturity	$(83,036)
Barclays Bank PLC	USD	5,789	10/15/20	2.208%	CPI	#	Maturity	(64,575)
Barclays Bank PLC	USD	3,336	10/15/20	2.210%	CPI	#	Maturity	(37,379)
Barclays Bank PLC	USD	4,000	10/23/26	2.310%	CPI	#	Maturity	(320,954)
Barclays Bank PLC	USD	1,000	10/23/29	2.388%	CPI	#	Maturity	(99,774)
Barclays Bank PLC	USD	3,000	12/04/32	2.233%	CPI	#	Maturity	(116,940)
Citibank, NA	USD	4,210	10/17/20	2.220%	CPI	#	Maturity	(47,528)
Citibank, NA	USD	5,700	12/14/20	1.548%	CPI	#	Maturity	98,192
Citibank, NA	USD	3,800	10/23/21	2.039%	CPI	#	Maturity	(133,513)
Citibank, NA	USD	7,000	11/04/23	1.900%	CPI	#	Maturity	9,482
Citibank, NA	USD	3,500	7/20/27	2.104%	CPI	#	Maturity	(65,071)
Deutsche Bank AG	USD	2,900	7/15/20	1.265%	CPI	#	Maturity	105,314
Deutsche Bank AG	USD	4,000	9/04/25	1.818%	CPI	#	Maturity	(3,014)
JPMorgan Chase Bank, NA	USD	5,852	8/30/20	2.210%	CPI	#	Maturity	(71,660)
JPMorgan Chase Bank, NA	USD	2,500	3/02/24	2.175%	CPI	#	Maturity	(55,757)
JPMorgan Chase Bank, NA	USD	6,130	7/15/24	2.165%	CPI	#	Maturity	(69,835)
JPMorgan Chase Bank, NA	USD	7,000	7/20/24	1.995%	CPI	#	Maturity	(43,697)
JPMorgan Chase Bank, NA	USD	3,000	11/04/26	2.015%	CPI	#	Maturity	(27,099)
JPMorgan Chase Bank, NA	USD	5,000	12/27/28	2.009%	CPI	#	Maturity	(64,584)
Morgan Stanley Capital Services LLC	USD	8,500	7/20/22	1.939%	CPI	#	Maturity	(10,799)
Morgan Stanley Capital Services LLC	USD	1,800	7/20/32	2.158%	CPI	#	Maturity	(44,311)

								$(1,146,538)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $5,299,697 or 1.2% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20	11/13/14	$145,000	$144,761	0.03%

(d)	When-Issued or delayed delivery security.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Non-income producing security.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,004,901 and gross unrealized depreciation of investments was $(2,739,997), resulting in net unrealized appreciation of $29,264,904.

As of June 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.6% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$284,442,451		$14,993,187		$299,435,638
Investment Companies		87,109,834		– 0	–	– 0	–	87,109,834
Governments - Treasuries		– 0	–	1,561,992		– 0	–	1,561,992
Options Purchased - Calls		– 0	–	321,714		– 0	–	321,714
Short-Term Investments:
U.S. Treasury Bills		– 0	–	20,948,538		– 0	–	20,948,538

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investment Companies	13,776,912		– 0	–	– 0	–	13,776,912

Total Investments in Securities	100,886,746		307,274,695		14,993,187		423,154,628
Other Financial Instruments (a):
Assets:
Futures	194,569		469,307		– 0	–	663,876
Forward Currency Exchange Contracts	– 0	–	899,871		– 0	–	899,871
Centrally Cleared Inflation (CPI) Swaps	– 0	–	9,242		– 0	–	9,242
Centrally Cleared Interest Rate Swaps	– 0	–	39,922		– 0	–	39,922
Inflation (CPI) Swaps	– 0	–	212,988		– 0	–	212,988
Liabilities:
Futures	(8,246)		(2,315)		– 0	–	(10,561)
Forward Currency Exchange Contracts	– 0	–	(548,252)		– 0	–	(548,252)
Credit Default Swaps	– 0	–	(117,464)		– 0	–	(117,464)
Inflation (CPI) Swaps	– 0	–	(1,359,526)		– 0	–	(1,359,526)

Total	$101,073,069		$306,878,468		$14,993,187		$422,944,724

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$7,059,934		$7,059,934
Accrued discounts/(premiums)	(39,923)		(39,923)
Realized gain (loss)	(1,159)		(1,159)
Change in unrealized appreciation/depreciation	502,984		502,984
Purchases	8,856,196		8,856,196
Sales	(1,384,845)		(1,384,845)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$14,993,187		$14,993,187

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$514,896		$514,896

As of June 30, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

											Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/19 (000)			Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$18,848	$96	$18,059	$(1,389)		$504		$	– 0	–	$	– 0	–	$	– 0	–
Government Money Market Portfolio	3,409	90,598	80,230	– 0	–	– 0	–		13,777			290			– 0	–

Total	$22,257	$90,694	$98,289	$(1,389)		$504			$13,777			$290		$	– 0	–